EXPLORATION AND EVALUATION ASSETS (Details - Mineral properties) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost beginning balance	$ 6,241,114	$ 6,196,114	$ 6,196,114
Disposals	(2,187,635)	0	0
Additions	36,235	45,000	0
Cost ending balance	4,089,714	6,241,114	6,196,114
Excelsior Springs [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	6,241,114	6,196,114	6,196,114
Disposals	(2,187,635)	0	0
Additions	0	45,000	0
Cost ending balance	4,053,479	6,241,114	6,196,114
Laird And Oneman [Member]
IfrsStatementLineItems [Line Items]
Cost beginning balance	0	0	0
Disposals	0	0	0
Additions	36,235	0	0
Cost ending balance	$ 36,235	$ 0	$ 0